UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

    William M. Shettle     Philadelphia, Pennsylvania   January 10, 2000


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $107,113



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      602 60478.541SH       SOLE                60478.541
AT&T Corp Liberty Media Group  COM              001957208     2737    48180 SH       SOLE                    48180
American Home Products         COM              026609107     4638   118155 SH       SOLE                   118155
American Intl. Group           COM              026874107      605     5591 SH       SOLE                     5591
Astoria Financial Corp         COM              046265104      234     7679 SH       SOLE                     7679
BCE Inc.                       COM              05534B109     4307    47760 SH       SOLE                    47760
Bank One Corp.                 COM              06423A103     1165    36418 SH       SOLE                    36418
Bristol-Myers-Squibb           COM              110122108      475     7398 SH       SOLE                     7398
Caterpillar                    COM              149123101     1357    28830 SH       SOLE                    28830
Citigroup, Inc.                COM              172967101     2867    51483 SH       SOLE                    51483
Colgate-Palmolive Co           COM              194162103      383     5900 SH       SOLE                     5900
Columbia Energy                COM              197648108     2686    42474 SH       SOLE                    42474
Computer Sciences Corp.        COM              205363104     4515    47716 SH       SOLE                    47716
Conoco Inc. 'A'                COM              208251306     1588    64170 SH       SOLE                    64170
Corning Inc.                   COM              219350105     4048    31398 SH       SOLE                    31398
DST Systems                    COM              233326107     2636    34537 SH       SOLE                    34537
DuPont (E.I.)                  COM              263534109     2624    39837 SH       SOLE                    39837
El Paso Energy                 COM              283905107     2501    64438 SH       SOLE                    64438
Eli Lilly                      COM              532457108     1618    24333 SH       SOLE                    24333
Exxon Mobil Corporation        COM              30231G102      444     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104      111    12200 SH       SOLE                    12200
Fannie Mae                     COM              313586109     2349    37623 SH       SOLE                    37623
First Union Corp.              COM              337358105     1319    40033 SH       SOLE                    40033
FleetBoston Financial Corp.    COM              339030108     2221    63789 SH       SOLE                    63789
Four Media Company             COM              350872107      218    14654 SH       SOLE                    14654
General Electric               COM              369604103      631     4079 SH       SOLE                     4079
Global Crossing Corp.          COM              G3921A100      250     5000 SH       SOLE                     5000
Halliburton Company            COM              406216101     1548    38454 SH       SOLE                    38454
Hewlett-Packard                COM              428236103     2111    18560 SH       SOLE                    18560
Honeywell                      COM              438516106     2413    41826 SH       SOLE                    41826
Int'l Business Mach Corp       COM              459200101     1442    13365 SH       SOLE                    13365
Intel Corp.                    COM              458140100     1954    23734 SH       SOLE                    23734
Johnson & Johnson              COM              478160104     2303    24702 SH       SOLE                    24702
MCI WorldCom                   COM              55268B106     2146    40449 SH       SOLE                    40449
MediaOne Group, Inc.           COM              58440J104     2519    32790 SH       SOLE                    32790
Mellon Financial Corp.         COM              58551A108     2439    71602 SH       SOLE                    71602
Minnesota Mining & Mfg.        COM              604059105     1768    18060 SH       SOLE                    18060
Mitchell Energy/Dev. 'B'       COM              606592301      281    13030 SH       SOLE                    13030
NCR Corp.                      COM              62886E108     2190    57815 SH       SOLE                    57815
New York Times                 COM              650111107     2914    59324 SH       SOLE                    59324
Nortel Networks Corp           COM              656569100      283     2800 SH       SOLE                     2800
Oracle Corp.                   COM              68389X105     5169    46125 SH       SOLE                    46125
PepsiCo Inc.                   COM              713448108     1866    52930 SH       SOLE                    52930
Pfizer Inc.                    COM              717081103      367    11300 SH       SOLE                    11300
Proctor & Gamble               COM              742718109      648     5916 SH       SOLE                     5916
Royal Dutch Pete Co NY Registr COM              780257804      260     4300 SH       SOLE                     4300
SBC Communications             COM              78387G103     2823    57905 SH       SOLE                    57905
Scientific-Atlanta             COM              808655104     3930    70335 SH       SOLE                    70335
Sterling Commerce              COM              859205106      231     6788 SH       SOLE                     6788
Telefonica SA Sponsored ADR    COM              879382208     4122    52300 SH       SOLE                    52300
Time Warner Inc.               COM              887315109     2968    41049 SH       SOLE                    41049
Tyco International             COM              902124106     1322    33910 SH       SOLE                    33910
Unilever N.V.                  COM              904784709     1559    28636 SH       SOLE                    28636
United Technologies            COM              913017109     2733    42042 SH       SOLE                    42042
Warner-Lambert Co.             COM              934488107     2769    33790 SH       SOLE                    33790
Xerox Corp.                    COM              984121103      907    39995 SH       SOLE                    39995